Prospectus Supplement

April 30, 2013

Morgan Stanley Institutional Fund Trust

Supplement dated April 30, 2013 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2013 of:

Core Fixed Income Portfolio
Core Plus Fixed Income Portfolio
(collectively, the "Portfolios")

Effective immediately, Joseph Mehlman has been added to the teams primarily responsible for the day-to-day management of the Portfolios. Accordingly, effective immediately, the Prospectus is revised as follows:

With respect to each Portfolio, the section of the Prospectus entitled "Portfolio Summary—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

The Portfolio is managed by members of the Taxable Fixed Income team. Information about the members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Neil Stone	Managing Director	January 2011
Joseph Mehlman	Executive Director	April 2013
Divya Chhibba	Vice President	January 2013

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The first and second paragraphs under the section of the Prospectus entitled "Fund Management—Portfolio Management—Core Fixed Income Portfolio and Core Plus Fixed Income Portfolio" are hereby deleted and replaced with the following:

Each Portfolio's assets are managed by members of the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team who are jointly and primarily responsible for the day-to-day management of each Portfolio are Neil Stone, Joseph Mehlman and Divya Chhibba.

Mr. Stone has been associated with the Adviser in an investment management capacity since 1995. Mr. Mehlman has been associated with the Adviser in an investment management capacity since 2002. Ms. Chhibba has been associated with the Adviser in an investment management capacity since 2005.

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Please retain this supplement for future reference.

  IFTCOREFXDPORTSPT-0413

Statement of Additional Information Supplement

April 30, 2013

Morgan Stanley Institutional Fund Trust

Supplement dated April 30, 2013 to the Morgan Stanley Institutional Fund Trust Statement of Additional Information dated January 31, 2013 of:

Core Fixed Income Portfolio
Core Plus Fixed Income Portfolio
(collectively, the "Portfolios")

Effective immediately, Joseph Mehlman has been added to the teams primarily responsible for the day-to-day management of the Portfolios. Accordingly, effective immediately, the Statement of Additional Information ("SAI") is revised as follows:

With respect to each Portfolio, the section of the SAI entitled "Adviser—Portfolio Managers—Other Accounts Managed by the Portfolio Managers at September 30, 2012 (unless otherwise indicated)" is hereby deleted and replaced with the following:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Core Fixed Income Portfolio and Core Plus Fixed Income Portfolio
Neil Stone	9	$2.0 billion	0	$0	67	$14.0 billion(1)
Joseph Mehlman	5	$612.7 million	0	0	52	$11.6 billion
Divya Chhibba	2	$1.2 billion	0	$0	1	$309.6 million

(1)  Of these other accounts, one account with a total of approximately $565.5 million in assets, had performance-based fees.

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With respect to each Portfolio, the section of the SAI entitled "Adviser—Portfolio Managers—Securities Ownership of Portfolio Managers (at September 30, 2012, unless otherwise noted)" is hereby deleted and replaced with the following:

Neil Stone — None

Joseph Mehlman — None

Divya Chhibba — None

Please retain this supplement for future reference.